Offsetting financial assets and financial liabilities - Financial assets and liabilities (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets [line items]
Financial collateral	£ 189,416	£ 137,175
Amounts offset	350,703	308,567
Maximum Exposure	449,093	329,502
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	217,318	168,690
Amounts offset	348,380	307,201
Derivative liability expsoure	492,320	372,268
Settlements assets liabilities offset amounts	18,143	14,079
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	46,804	38,632
Cash collateral pledged	42,730	35,712
Non-cash assets pledged as collateral	4,074	2,920
Amounts offset	41,982	31,180
Derivative liability expsoure	300,775	229,204
Derivatives [member] | Cash collateral netted [member]
Disclosure of offsetting of financial liabilities [line items]
Amounts offset	7,313	5,465
Repurchase agreements and other similar secured borrowing [member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	170,514	130,058
Amounts offset	306,398	276,021
Derivative liability expsoure	191,545	143,064
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities at fair value, class [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure	177,371	128,547
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities at amortised cost [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure	14,174	14,517
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Financial collateral	48,064	38,922
Cash collateral	43,291	33,411
Non-cash collateral	4,773	5,511
Amounts offset	44,305	32,546
Maximum Exposure	302,446	229,236
Derivatives [member] | Cash collateral netted [member]
Disclosure of offsetting of financial assets [line items]
Amounts offset	4,990	4,099
Reverse repurchase agreements and other similar secured lending [member]
Disclosure of offsetting of financial assets [line items]
Financial collateral	141,352	98,253
Amounts offset	306,398	276,021
Maximum Exposure	146,647	100,266
Reverse repurchase agreements and other similar secured lending [member] | Financial assets designated at fair value [member]
Disclosure of offsetting of financial assets [line items]
Maximum Exposure	137,616	96,887
Reverse repurchase agreements and other similar secured lending [member] | Financial assets at amortised cost [member]
Disclosure of offsetting of financial assets [line items]
Maximum Exposure	£ 9,031	£ 3,379